Semi-Annual Report as of
September 30, 1999

SEI ASSET
ALLOCATION TRUST

-----------------------------------------
Diversified Conservative Income
-----------------------------------------
Diversified Conservative
-----------------------------------------
Diversified Global Moderate Growth
-----------------------------------------
Diversified Moderate Growth
-----------------------------------------
Diversified Global Growth
-----------------------------------------
Diversified Global Stock
-----------------------------------------
Diversified U.S. Stock
-----------------------------------------

[LOGO OMITTED]
SEI Investments
The art of people.
The science of results.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

Statements of Net Assets..................................................    1
Statements of Assets and Liabilities......................................    5
Statements of Operations..................................................    6
Statements of Changes in Net Assets.......................................    8
Financial Highlights......................................................   10
Notes to Financial Statements.............................................   12

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI Asset Allocation Trust -- September 30, 1999  (Unaudited)

                      Diversified Conservative Income Fund

--------------------------------------------------------------------------------
                                                                      Market
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------
Equity Funds -- 23.8%
   SEI Institutional Managed Trust
     Large Cap Growth Fund                              131,294       $   3,752
   SEI Institutional Managed Trust
     Large Cap Value Fund                               192,293           3,647
   SEI Institutional Managed Trust
     Small Cap Growth Fund                               23,867             504
   SEI Institutional Managed Trust
     Small Cap Value Fund                                30,568             430
                                                                      ---------
Total Equity Funds
   (Cost $7,960)                                                          8,333
                                                                      ---------

Fixed Income Funds -- 53.0%
   SEI Institutional Managed Trust
     Core Fixed Income Fund                           1,854,144          18,597
                                                                      ---------
Total Fixed Income Funds
   (Cost $19,333)                                                        18,597
                                                                      ---------

Money Market Funds -- 19.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund                                  6,781,544           6,782
                                                                      ---------
Total Money Market Funds
   (Cost $6,782)                                                          6,782
                                                                      ---------
Total Investments -- 96.1%
   (Cost $34,075)                                                        33,712
                                                                      ---------
Other Assets and Liabilities,
   Net -- 3.9%                                                            1,383
                                                                      ---------

Net Assets:
Fund Shares of Class A (unlimited authorization --
   no par value) based on 2,470,060 outstanding shares
   of beneficial interest                                                27,993
Fund Shares of Class D (unlimited authorization --
   no par value) based on
   626,637 outstanding shares
   of beneficial interest                                                 7,059
Undistributed net investment income                                          81
Accumulated net realized gain on investments                                326
Net unrealized depreciation on investments                                 (363)
                                                                      ---------
Total Net Assets -- 100.0%                                            $  35,095
                                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                         $   11.35
                                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                         $   11.27
                                                                      =========

Diversified Conservative Fund
--------------------------------------------------------------------------------
                                                                       Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Equity Funds -- 39.5%
   SEI Institutional International Trust
     International Equity Fund                              392,902   $   4,750
   SEI Institutional Managed Trust
     Large Cap Growth Fund                                  290,880       8,313
   SEI Institutional Managed Trust
     Large Cap Value Fund                                   434,897       8,250
   SEI Institutional Managed Trust
     Small Cap Growth Fund                                   54,571       1,152
   SEI Institutional Managed Trust
     Small Cap Value Fund                                    66,228         931
                                                                      ---------
Total Equity Funds
   (Cost $20,470)                                                        23,396
                                                                      ---------
Fixed Income Funds -- 58.3%
   SEI Institutional International Trust
     International Fixed Income Fund                        786,127       8,671
   SEI Institutional Managed Trust
     Core Fixed Income Fund                               2,579,221      25,870
                                                                      ---------
Total Fixed Income Funds
   (Cost $36,006)                                                        34,541
                                                                      ---------

Money Market Funds -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund                                  613,879         614
                                                                      ---------
Total Money Market Funds
   (Cost $614)                                                          614
                                                                      ---------
Total Investments -- 98.8%
   (Cost $57,090)                                                        58,551
                                                                      ---------
Other Assets and Liabilities, Net -- 1.2%                                   695
                                                                      ---------

Net Assets:
Fund Shares of Class A (unlimited authorization --
   no par value) based on
   3,880,208 outstanding shares
   of beneficial interest                                                41,370
Fund Shares of Class D (unlimited authorization --
   no par value) based on
   1,404,805 outstanding shares
   of beneficial interest                                                15,264
Overdistributed net investment income                                      (265)
Accumulated net realized gain on investments                              1,416
Net unrealized appreciation on investments                                1,461
                                                                      ---------
Total Net Assets -- 100.0%                                            $  59,246
                                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                         $   11.22
                                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                         $   11.17
                                                                      =========

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- September 30, 1999 (Unlimited)

Diversified Global Moderate Growth Fund
--------------------------------------------------------------------------------
                                                                        Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
Equity Funds -- 56.0%
   SEI Institutional International Trust
     Emerging Markets Equity
     Fund                                                 244,131       $ 2,229
   SEI Institutional International Trust
     International Equity Fund                            382,759         4,628
   SEI Institutional Managed Trust
     Large Cap Growth Fund                                246,572         7,047
   SEI Institutional Managed Trust
     Large Cap Value Fund                                 368,171         6,984
   SEI Institutional Managed Trust
     Small Cap Growth Fund                                 45,080           952
   SEI Institutional Managed Trust
     Small Cap Value Fund                                  55,502           780
                                                                        -------
Total Equity Funds
   (Cost $21,047)                                                        22,620
                                                                        -------

Fixed Income Funds -- 37.4%
   SEI Institutional International Trust
     Emerging Markets Debt
     Fund                                                 187,223         1,518
   SEI Institutional International Trust
     International Fixed Income
     Fund                                                 210,872         2,326
   SEI Institutional Managed Trust
     Core Fixed Income Fund                               976,024         9,789
   SEI Institutional Managed Trust
     High Yield Bond Fund                                 148,939         1,506
                                                                       --------
Total Fixed Income Funds
   (Cost $15,714)                                                        15,139
                                                                       --------

Money Market Funds -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund                                      388,944           389
                                                                       --------
Total Money Market Funds
   (Cost $389)                                                              389
                                                                       --------
Total Investments -- 94.4%
   (Cost $37,150)                                                      $ 38,148
                                                                       ========


Diversified Moderate Growth Fund
--------------------------------------------------------------------------------
                                                                        Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
Equity Funds -- 59.0%
   SEI Institutional International Trust
     International Equity Fund                          1,801,356      $ 21,778
   SEI Institutional Managed Trust
     Large Cap Growth Fund                              1,320,009        37,726
   SEI Institutional Managed Trust
     Large Cap Value Fund                               1,962,988        37,238
   SEI Institutional Managed Trust
     Small Cap Growth Fund                                250,446         5,287
   SEI Institutional Managed Trust
     Small Cap Value Fund                                 292,282         4,109
                                                                       --------
Total Equity Funds
   (Cost $99,332)                                                       106,138
                                                                       --------

Fixed Income Funds -- 39.7%
   SEI Institutional International Trust
     International Fixed Income
     Fund                                               1,649,300        18,192
   SEI Institutional Managed Trust
     Core Fixed Income Fund                             5,305,835        53,218
                                                                       --------
Total Fixed Income Funds
   (Cost $73,294)                                                        71,410
                                                                       --------

Money Market Funds -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund                                    1,824,081         1,824
                                                                       --------
Total Money Market Funds
   (Cost $1,824)                                                          1,824
                                                                       --------
Total Investments -- 99.7%
   (Cost $174,450)                                                      179,372
                                                                       --------
Other Assets and Liabilities, Net -- 0.3%                                   628
                                                                       --------

Net Assets:
Fund Shares of Class A (unlimited authorization --
   no par value) based on
   11,261,563 outstanding shares
   of beneficial interest                                               142,953
Fund Shares of Class D (unlimited authorization --
   no par value) based on
   2,358,626 outstanding shares
   of beneficial interest                                                29,094
Overdistributed net investment income                                      (194)
Accumulated net realized gain on investments                              3,225
Net unrealized appreciation on investments                                4,922
                                                                       --------
Total Net Assets -- 100.0%                                             $180,000
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                          $  13.23
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                          $  13.15
                                                                       ========


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Diversified Global Growth Fund
--------------------------------------------------------------------------------
                                                                        Market
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
Equity Funds -- 75.9%
   SEI Institutional International Trust
     Emerging Markets Equity
     Fund                                                  945,386     $  8,632
   SEI Institutional International Trust
     International Equity Fund                           1,457,327       17,619
   SEI Institutional Managed Trust
     Large Cap Growth Fund                                 946,141       27,041
   SEI Institutional Managed Trust
     Large Cap Value Fund                                1,410,185       26,751
   SEI Institutional Managed Trust
     Small Cap Growth Fund                                 180,481        3,810
   SEI Institutional Managed Trust
     Small Cap Value Fund                                  210,045        2,953
                                                                       --------
Total Equity Funds
   (Cost $78,060)                                                        86,806
                                                                       --------

Fixed Income Funds -- 18.3%
   SEI Institutional International Trust
     Emerging Markets Debt
     Fund                                                  264,708        2,147
   SEI Institutional International Trust
     International Fixed Income
     Fund                                                  294,163        3,245
   SEI Institutional Managed Trust
     High Yield Bond Fund                                  207,133        2,094
   SEI Institutional Managed Trust
     Core Fixed Income Fund                              1,345,481       13,495
                                                                       --------
Total Fixed Income Funds
   (Cost $21,922)                                                        20,981
                                                                       --------

Money Market Funds -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund                                     1,149,354        1,149
                                                                       --------
Total Money Market Funds
   (Cost $1,149)                                                          1,149
                                                                       --------
Total Investments -- 95.2%
   (Cost $101,131)                                                      108,936
                                                                       --------
Other Assets and Liabilities, Net -- 4.8%                                 5,444
                                                                       --------

--------------------------------------------------------------------------------
                                                                        Market
Description                                                          Value (000)
--------------------------------------------------------------------------------
Net Assets:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   6,753,676 outstanding shares
   of beneficial interest                                              $ 84,320
Fund Shares of Class D (unlimited authorization
   -- no par value) based on
   1,686,792 outstanding shares
   of beneficial interest                                                19,824
Overdistributed net investment income                                      (399)
Accumulated net realized gain on investments                              2,830
Net unrealized appreciation on investments                                7,805
                                                                       --------
Total Net Assets -- 100.0%                                             $114,380
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                          $  13.57
                                                                       ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                          $  13.48
                                                                       ========

    The accompanying notes are an integral part of the financial statements.
                                                                               3

Schedule of Investments/Statement of Net Assets
--------------------------------------------------------------------------------
SEI Asset Allocation Trust - September 30, 1999 (Unaudited)

Diversified Global Stock Fund
--------------------------------------------------------------------------------
                                                                        Market
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
Equity Funds -- 93.9%
   SEI Institutional International Trust
     Emerging Markets Equity
     Fund                                                652,112       $  5,954
   SEI Institutional International Trust
     International Equity Fund                         1,022,309         12,360
   SEI Institutional Managed Trust
     Large Cap Growth Fund                               647,765         18,513
   SEI Institutional Managed Trust
     Large Cap Value Fund                                962,284         18,254
   SEI Institutional Managed Trust
     Small Cap Growth Fund                               120,052          2,534
   SEI Institutional Managed Trust
     Small Cap Value Fund                                149,357          2,100
                                                                       --------
Total Equity Funds
   (Cost $55,547)                                                        59,715
                                                                       --------

Money Market Funds -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund                                     614,531            615
                                                                       --------
Total Money Market Funds
   (Cost $615)                                                              615
                                                                       --------
Total Investments -- 94.9%
   (Cost $56,162)                                                       $60,330
                                                                       ========

Diversified U.S. Stock Fund
--------------------------------------------------------------------------------
                                                                        Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
Equity Funds -- 99.2%
   SEI Institutional Managed Trust
     Large Cap Growth Fund                               1,715,607     $ 49,032
   SEI Institutional Managed Trust
     Large Cap Value Fund                                2,553,973       48,449
   SEI Institutional Managed Trust
     Small Cap Growth Fund                                 316,436        6,680
   SEI Institutional Managed Trust
     Small Cap Value Fund                                  397,518        5,589
                                                                       --------
Total Equity Funds
   (Cost $103,399)                                                      109,750
                                                                       --------
Money Market Funds -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund                                     1,134,235        1,134
                                                                       --------
Total Money Market Funds
   (Cost $1,134)                                                          1,134
                                                                       --------
Total Investments -- 100.2%
   (Cost $104,533)                                                      110,884
                                                                       --------
Other Assets and Liabilities, Net -- (0.2%)                                (275)
                                                                       --------
Net Assets:
Fund Shares of Class A (unlimited authorization
   -- no par value) based on
   4,636,164 outstanding shares
   of beneficial interest                                                68,820
Fund Shares of Class D (unlimited authorization
   -- no par value) based on
   2,423,203 outstanding shares
   of beneficial interest                                                34,692
Overdistributed net investment income                                      (293)
Accumulated net realized gain on investments                              1,039
Net unrealized appreciation on investments                                6,351
                                                                       --------
Total Net Assets -- 100.0%                                             $110,609
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                          $  15.80
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                          $  15.42
                                                                       ========

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- September 30, 1999 (Unaudited)


                                                                                   ---------------     -----------
                                                                                    Diversified        Diversified
                                                                                       Global             Global
                                                                                   Moderate Growth        Stock
                                                                                        Fund              Fund
                                                                                   ---------------     -----------
Assets:
   Cash                                                                                $  2,283         $  3,257
   Investments (Cost $56,162 and $37,150)                                                38,148           60,330
   Income receivable                                                                         58                2
   Capital shares sold receivable                                                            15               40
                                                                                       --------         --------
   Total Assets                                                                          40,504           63,629
                                                                                       --------         --------
Liabilities:
   Investment securities purchased                                                           64               28
   Accrued expenses payable                                                                  26                9
                                                                                       --------         --------
   Total Liabilities                                                                         90               37
                                                                                       --------         --------
      Total Net Assets                                                                 $ 40,414         $ 63,592
                                                                                       ========         ========


Net Assets:
   Fund Shares of Class A (unlimited authorization -- no par value)
     based on 2,668,772 and 4,049,244 outstanding shares of beneficial interest          32,084           50,104
   Fund Shares of Class D (unlimited authorization -- no par value)
     based on 628,991 and 723,667 outstanding shares of beneficial interest               7,124            9,451
   Overdistributed net investment income                                                    (81)            (224)
   Accumulated net realized gain on investments                                             289               93
   Net unrealized appreciation on investments                                               998            4,168
                                                                                       --------         --------
   Total Net Assets -- 100.0%                                                          $ 40,414         $ 63,592
                                                                                       ========         ========
   Net Asset Value, Offering and Redemption Price Per Share -- Class A                 $  12.28         $  13.36
                                                                                       ========         ========
   Net Asset Value, Offering and Redemption Price Per Share -- Class D                 $  12.16         $  13.11
                                                                                       ========         ========

    The accompanying notes are an integral part of the financial statements

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- For the Six Month Period Ended September 30, 1999 (Unaudited)

                                                    ------------       -------------     -----------
                                                     Diversified                         Diversified
                                                    Conservative        Diversified        Global
                                                       Income          Conservative       Moderate
                                                        Fund               Fund          Growth Fund
                                                    ------------       -------------     -----------
Investment Income:
   Income distributions from
     affiliated funds                                 $  635             $  776            $  359
                                                      ------             ------            ------
Expenses:
   Administration fees                                    31                 59                36
   Less administration fees waived                       (31)               (59)              (36)
   Less contribution from administrator                  (12)               (37)              (26)
   Investment advisory fees                               16                 29                18
   Custodian fees                                          2                  3                 2
   Transfer agent fees                                     5                 15                12
   Professional fees                                       1                  4                 1
   Registration & filing fees                              3                 15                13
   Printing fees                                           1                  3                 2
   Trustee fees                                            1                  1                --
   Distribution & shareholder
     servicing fees*                                      33                 70                38
   Amortization of deferred
     organization costs                                    2                  2                --
   Other expenses                                         --                 --                --
                                                      ------             ------            ------
         Total expenses after waivers
           and reimbursements                             52                105                60
                                                      ------             ------            ------
Net investment income                                    583                671               299
                                                      ------             ------            ------
Net realized and unrealized gain
   on investments:
   Net realized gain from
     security transactions                               133                430               281
   Net change in unrealized
     appreciation/(depreciation) on investments         (675)              (541)              303
                                                      ------             ------            ------
Net increase/(decrease) in net assets
   from operations                                    $   41             $  560            $  883
                                                      ======             ======            ======


*All distribution and shareholder servicing fees are incurred at the Class D level. Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

                                                    -----------     -----------      -----------       -----------
                                                    Diversified     Diversified      Diversified
                                                      Moderate         Global           Global         Diversified
                                                       Growth          Growth           Stock          U.S. Stock
                                                        Fund            Fund             Fund             Fund
                                                    -----------     -----------      -----------       -----------
Investment Income:
   Income distributions from
     affiliated funds                                $ 1,602           $  631           $  102           $  257
                                                     -------           ------           ------           ------
Expenses:
   Administration fees                                   174              107               56              103
   Less administration fees waived                      (174)            (107)             (56)            (103)
   Less contribution from administrator                  (57)             (78)             (17)             (54)
   Investment advisory fees                               87               54               28               51
   Custodian fees                                          8               10                3                8
   Transfer agent fees                                    23               28                4               19
   Professional fees                                      13               14                1                9
   Registration & filing fees                             20               26                8               19
   Printing fees                                           6                6                3                5
   Trustee fees                                            2                2               --                2
   Distribution & shareholder
     servicing fees*                                     150              105               41              163
   Amortization of deferred
     organization costs                                    2                2                4                2
   Other expenses                                         --                1               --               --
                                                     -------          -------          -------          -------
         Total expenses after waivers
           and reimbursements                            254              170               75              224
                                                     -------          -------          -------          -------
Net investment income                                  1,348              461               27               33
                                                     -------          -------          -------          -------
Net realized and unrealized gain
   on investments:
   Net realized gain from
     security transactions                             1,999            1,515              477              742
   Net change in unrealized
     appreciation/(depreciation) on investments         (865)           1,815            1,258           (1,514)
                                                     -------          -------          -------          -------
Net increase/(decrease) in net assets
   from operations                                   $ 2,482          $ 3,791          $ 1,762          $  (739)
                                                     =======          =======          =======          =======


STATEMENT OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------------------------------------
SEI Asset Allocation Trust -- For Six Month Period Ended September 30, 1999
(Unaudited) and for the Year Ended March 31, 1999

                                                             -------------------     ------------------
                                                                 Diversified
                                                                 Conservative           Diversified
                                                                    Income              Conservative
                                                                     Fund                  Fund
                                                             -------------------     ------------------
                                                             4/1/99-     4/1/98-     4/1/99-    4/1/98-
                                                             9/30/99     3/31/99     9/30/99    3/31/99
                                                             -------     -------     -------    -------
Operations:
   Net investment income                                     $   583     $   891     $   671    $ 1,367
   Capital gain distributions received from investments           --         443          --      1,206
   Net realized gain from security transactions                  133         494         430      1,564
   Net change in unrealized appreciation/(depreciation)
     on investments                                             (675)       (209)       (541)       339
                                                             -------     -------     -------    -------
Net increase/(decrease) in net assets resulting
  from operations                                                 41       1,619         560      4,476
                                                             -------     -------     -------    -------
Distributions from:
   Net investment income:
     Class A                                                    (614)       (674)     (1,232)      (745)
     Class D                                                    (127)       (119)       (314)      (160)
   Net realized gains:
     Class A                                                      --        (845)         --     (1,979)
     Class D                                                      --        (220)         --       (612)
                                                             -------     -------     -------    -------
   Total distributions                                          (741)     (1,858)     (1,546)    (3,496)
                                                             -------     -------     -------    -------
Capital share transactions:
Class A:
   Proceeds from shares issued                                10,186      22,245      11,951     29,879
   Reinvestment of distributions                                 487       1,156       1,104      2,414
   Cost of shares redeemed                                    (4,070)    (15,111)     (9,084)   (15,023)
                                                             -------     -------     -------    -------
   Increase in net assets derived from
     Class A transactions                                      6,603       8,290       3,971     17,270
                                                             -------     -------     -------    -------
Class D:
   Proceeds from shares issued                                 3,006       3,547       4,836      8,741
   Reinvestment of distributions                                 116         309         309        761
   Cost of shares redeemed                                    (1,010)     (1,289)     (1,593)    (3,010)
                                                             -------     -------     -------    -------
   Increase in net assets derived from
     Class D transactions                                      2,112       2,567       3,552      6,492
                                                             -------     -------     -------    -------
   Increase in net assets derived from
     capital share transactions                                8,715      10,857       7,523     23,762
                                                             -------     -------     -------    -------
   Net increase in net assets                                  8,015      10,618       6,537     24,742
                                                             -------     -------     -------    -------
Net Assets:
   Beginning of period                                        27,080      16,462      52,709     27,967
                                                             -------     -------     -------    -------
   End of period                                             $35,095     $27,080     $59,246    $52,709
                                                             =======     =======     =======    =======
Capital share transactions:
Class A:
   Shares issued                                                 888       1,915       1,056      2,678
   Shares issued in lieu of cash distributions                    43         100          99        214
   Shares redeemed                                              (355)     (1,300)       (805)    (1,319)
                                                             -------     -------     -------    -------
     Total Class A transactions                                  576         715         350      1,573
                                                             -------     -------     -------    -------
Class D:
   Shares issued                                                 263         305         428        771
   Shares issued in lieu of cash distributions                    10          27          28         68
   Shares redeemed                                               (89)       (111)       (142)      (267)
                                                             -------     -------     -------    -------
     Total Class D transactions                                  184         221         314        572
                                                             -------     -------     -------    -------
   Increase in capital shares                                    760         936         664      2,145
                                                             =======     =======     =======    =======

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.



------------------------------------------------------------------------------------------------------------------------------



                                                             ------------------     ------------------     ------------------
                                                                Diversified            Diversified            Diversified
                                                                   Global                Moderate                Global
                                                              Moderate Growth             Growth                 Growth
                                                                    Fund                   Fund                   Fund
                                                             ------------------     ------------------     ------------------
                                                             4/1/99-    4/1/98-     4/1/99-    4/1/98-     4/1/99-    4/1/98-
                                                             9/30/99    3/31/99     9/30/99    3/31/99     9/30/99    3/31/99
                                                             -------    -------     -------    -------     -------    -------
Operations:
   Net investment income                                     $   299    $   676    $  1,348     $1,879    $    461    $ 1,246
   Capital gain distributions received from investments           --        629          --      2,325          --      2,161
   Net realized gain from security transactions                  281        240       1,999      3,143       1,515      2,128
   Net change in unrealized appreciation/(depreciation)
     on investments                                              303       (262)       (865)       256       1,815     (1,136)
                                                             -------    -------    --------   --------    --------    -------
Net increase/(decrease) in net assets resulting
  from operations                                                883      1,283       2,482      7,603       3,791      4,399
                                                             -------    -------    --------   --------    --------    -------
Distributions from:
   Net investment income:
     Class A                                                    (516)      (404)     (2,027)    (1,111)     (1,215)      (733)
     Class D                                                    (116)       (78)       (290)      (178)       (198)       (37)
   Net realized gains:
     Class A                                                      --     (1,120)         --     (4,761)         --     (4,714)
     Class D                                                      --       (354)         --     (1,681)         --     (1,053)
                                                             -------    -------    --------   --------    --------    -------
   Total distributions                                          (632)    (1,956)     (2,317)    (7,731)     (1,413)    (6,537)
                                                             -------    -------    --------   --------    --------    -------
Capital share transactions:
Class A:
   Proceeds from shares issued                                13,271     20,824      31,262     97,031      24,725     41,154
   Reinvestment of distributions                                 425      1,250       1,829      4,777       1,114      5,084
   Cost of shares redeemed                                    (5,133)   (10,804)    (15,831)   (20,958)    (15,033)   (22,669)
                                                             -------    -------    --------   --------     -------    -------
   Increase in net assets derived from
     Class A transactions                                      8,563     11,270      17,260     80,850      10,806     23,569
                                                             -------    -------    --------   --------    --------    -------
Class D:
   Proceeds from shares issued                                 1,592      2,019       7,501     19,641       5,601      7,270
   Reinvestment of distributions                                 116        491         280      1,800         197      1,054
   Cost of shares redeemed                                    (1,260)    (2,211)     (4,274)    (2,708)     (2,379)    (2,939)
                                                             -------    -------    --------   --------    --------    -------
   Increase in net assets derived from
     Class D transactions                                        448        299       3,507     18,733       3,419      5,385
                                                             -------    -------    --------   --------    --------    -------
   Increase in net assets derived from
     capital share transactions                                9,011     11,569      20,767     99,583      14,225     28,954
                                                             -------    -------    --------   --------    --------    -------
   Net increase in net assets                                  9,262     10,896      20,932     99,455      16,603     26,816
                                                             -------    -------    --------   --------    --------    -------
Net Assets:
   Beginning of period                                        31,152     20,256     159,068     59,612      97,777     70,961
                                                             -------    -------    --------   --------    --------    -------
   End of period                                             $40,414    $31,152    $180,000   $159,068    $114,380    $97,777
                                                             =======    =======    ========   ========    ========    =======
Capital share transactions:
Class A:
   Shares issued                                               1,068      1,722       2,322      7,382       1,796      3,131
   Shares issued in lieu of cash distributions                    35        106         139        373          84        405
   Shares redeemed                                              (413)      (911)     (1,181)    (1,605)     (1,089)    (1,752)
                                                             -------    -------    --------   --------    --------    -------
     Total Class A transactions                                  690        917       1,280      6,150         791      1,784
                                                             -------    -------    --------   --------    --------    -------
Class D:
   Shares issued                                                 129        169         560      1,494         404        562
   Shares issued in lieu of cash distributions                    10         43          21        141          15         84
   Shares redeemed                                              (104)      (184)       (324)      (212)       (176)      (228)
                                                             -------    -------    --------   --------    --------    -------
     Total Class D transactions                                   35         28         257      1,423         243        418
                                                             -------    -------    --------   --------    --------    -------
   Increase in capital shares                                    725        945       1,537      7,573       1,034      2,202
                                                             =======    =======    ========   ========    ========    =======


------------------------------------------------------------------------------------------------------



                                                             ------------------     ------------------
                                                                Diversified
                                                                   Global               Diversified
                                                                   Stock                U.S. Stock
                                                                    Fund                   Fund
                                                             ------------------     ------------------
                                                             4/1/99-    4/1/98-     4/1/99-    4/1/98-
                                                             9/30/99    3/31/99     9/30/99    3/31/99
                                                             -------    -------     -------    -------
Operations:
   Net investment income                                     $    27    $   134    $     33    $   114
   Capital gain distributions received from investments           --        997          --      1,936
   Net realized gain from security transactions                  477        670         742      3,513
   Net change in unrealized appreciation/(depreciation)
     on investments                                            1,258        561      (1,514)       800
                                                             -------    -------    --------    -------
Net increase/(decrease) in net assets resulting
  from operations                                              1,762      2,362        (739)     6,363
                                                             -------    -------    --------    -------
Distributions from:
   Net investment income:
     Class A                                                    (287)       (54)       (315)       (44)
     Class D                                                     (27)        --         (46)        --
   Net realized gains:
     Class A                                                      --     (2,398)         --     (5,045)
     Class D                                                      --       (465)         --     (2,197)
                                                             -------    -------    --------    -------
   Total distributions                                          (314)    (2,917)       (361)    (7,286)
                                                             -------    -------    --------    -------
Capital share transactions:
Class A:
   Proceeds from shares issued                                21,617     24,792      24,918     49,418
   Reinvestment of distributions                                 270      2,345         282      4,601
   Cost of shares redeemed                                    (7,140)    (8,643)    (12,507)   (18,120)
                                                             -------    -------    --------    -------
   Increase in net assets derived from
     Class A transactions                                     14,747     18,494      12,693     35,899
                                                             -------    -------    --------    -------
Class D:
   Proceeds from shares issued                                 4,332      5,849      16,532     12,119
   Reinvestment of distributions                                  26        450          46      2,163
   Cost of shares redeemed                                    (1,212)    (2,627)     (2,595)    (3,376)
                                                             -------    -------    --------    -------
   Increase in net assets derived from
     Class D transactions                                      3,146      3,672      13,983     10,906
                                                             -------    -------    --------    -------
   Increase in net assets derived from
     capital share transactions                               17,893     22,166      26,676     46,805
                                                             -------    -------    --------    -------
   Net increase in net assets                                 19,341     21,611      25,576     45,882
                                                             -------    -------    --------    -------
Net Assets:
   Beginning of period                                        44,251     22,640      85,033     39,151
                                                             -------    -------    --------    -------
   End of period                                             $63,592    $44,251    $110,609    $85,033
                                                             =======    =======    ========    =======
Capital share transactions:
Class A:
   Shares issued                                               1,587      1,986       1,508      3,189
   Shares issued in lieu of cash distributions                    21        196          17        315
   Shares redeemed                                              (526)      (701)       (759)    (1,216)
                                                             -------    -------    --------    -------
     Total Class A transactions                                1,082      1,481         766      2,288
                                                             -------    -------    --------    -------
Class D:
   Shares issued                                                 316        455       1,003        782
   Shares issued in lieu of cash distributions                     2         38           3        151
   Shares redeemed                                               (91)      (217)       (163)      (225)
                                                             -------    -------    --------    -------
     Total Class D transactions                                  227        276         843        708
                                                             -------    -------    --------    -------
   Increase in capital shares                                  1,309      1,757       1,609      2,996
                                                             =======    =======    ========    =======

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Asset Allocation Trust

For a Share Outstanding Throughout the Six Month Period Ended September 30, 1999 (Unaudited), and for the Periods Ended March 31,


                                       Net
                                     Realized
                                       and                                        Net
              Net Asset             Unrealized   Distributions  Distributions    Asset                             Ratio of
                Value        Net      Gains/       from Net         from         Value               Net Assets    Expenses
              Beginning  Investment (Losses)on    Investment       Capital       End of     Total      End of     to Average
              of Period    Income   Securities      Income          Gains        Period    Return   Period (000)  Net Assets
-----------------------------------------------------------------------------------------------------------------------------
------------------------------------
Diversified Conservative Income Fund
------------------------------------
  Class A
  1999         $11.60       $0.20     $(0.14)      $(0.31)        $   --         $11.35       0.54%*   $ 28,031      0.12%
  1999 #        11.76        0.56       0.26        (0.45)         (0.53)         11.60       7.22       21,973      0.12
  1998 #        10.55        0.50       1.46        (0.44)         (0.31)         11.76      19.16       13,862      0.12
  1997(1)#      10.12        0.37       0.27        (0.21)            --          10.55       6.35*       2,983      0.12
  Class D
  1999         $11.53       $0.15     $(0.15)      $(0.26)        $   --         $11.27      (0.01)%*  $  7,064      1.12%
  1999 #        11.70        0.40       0.30        (0.34)         (0.53)         11.53       6.19        5,107      1.12
  1998 #        10.49        0.38       1.46        (0.32)         (0.31)         11.70      17.90        2,600      1.12
  1997(2)#      10.09        0.27       0.30        (0.17)            --          10.49       5.67*         603      1.12

-----------------------------
Diversified Conservative Fund
-----------------------------
  Class A
  1999         $11.42       $0.15     $(0.01)      $(0.34)        $   --         $11.22       1.24%*   $ 43,548      0.12%
  1999 #        11.31        0.50       0.48        (0.29)         (0.58)         11.42       8.92       40,304      0.12
  1998 #         9.62        0.33       1.78        (0.27)         (0.15)         11.31      22.35       22,125      0.12
  1997(3)#       9.26        0.26       0.35        (0.18)         (0.07)          9.62       6.54*       5,989      0.12
  Class D
  1999         $11.37       $0.07     $ 0.01       $(0.28)        $   --         $11.17       0.75%*   $ 15,698      1.12%
  1999 #        11.27        0.38       0.48        (0.18)         (0.58)         11.37       7.84       12,405      1.12
  1998 #         9.58        0.24       1.78        (0.18)         (0.15)         11.27      21.29        5,842      1.12
  1997(4)#       9.33        0.19       0.26        (0.13)         (0.07)          9.58       4.84*       1,704      1.12

---------------------------------------
Diversified Global Moderate Growth Fund
---------------------------------------
  Class A
  1999         $12.14       $0.11     $ 0.28       $(0.25)        $   --         $12.28       3.28%*   $ 32,768      0.12%
  1999 #        12.49        0.40       0.12        (0.25)         (0.62)         12.14       4.63       24,010      0.12
  1998 #        10.15        0.31       2.28        (0.19)         (0.06)         12.49      25.68       13,255      0.12
  1997(6)#      10.00        0.06       0.14        (0.05)            --          10.15       1.96*          68      0.12
  Class D
  1999         $12.02       $0.05     $ 0.28       $(0.19)        $   --         $12.16       2.81%*   $  7,646      1.12%
  1999 #        12.38        0.30       0.10        (0.14)         (0.62)         12.02       3.54        7,142      1.12
  1998 #        10.11        0.17       2.28        (0.12)         (0.06)         12.38      24.38        7,001      1.12
  1997(5)#      10.00        0.02       0.13        (0.04)            --          10.11       1.52*          85      1.12

--------------------------------
Diversified Moderate Growth Fund
--------------------------------
  Class A
  1999         $13.18       $0.12     $ 0.13       $(0.20)        $   --         $13.23       1.91%*   $148,991      0.12%
  1999 #        13.22        0.32       0.79        (0.23)         (0.92)         13.18       8.87      131,531      0.12
  1998 #        10.74        0.29       2.76        (0.25)         (0.32)         13.22      29.08       50,677      0.12
  1997(7)#      10.19        0.23       0.50        (0.16)         (0.02)         10.74       7.12*      15,440      0.12
  Class D
  1999         $13.10       $0.04     $ 0.15       $(0.14)        $   --         $13.15       1.51%*   $ 31,009      1.12%
  1999 #        13.16        0.26       0.72        (0.12)         (0.92)         13.10       7.71       27,537      1.12
  1998 #        10.67        0.18       2.76        (0.13)         (0.32)         13.16      27.99        8,935      1.12
  1997(8)#      10.21        0.15       0.44        (0.11)         (0.02)         10.67       5.71*       6,471      1.12

















                                  Ratio          Ratio of
                               of Expenses    Net Investment
                 Ratio of Net   to Average        Income
                  Investment    Net Assets    to Average Net
                   Income to    (Excluding   Assets (Excluding    Portfolio
                    Average     Waivers and     Waivers and       Turnover
                  Net Assets  Reimbursement)  Reimbursement)        Rate
---------------------------------------------------------------------------
------------------------------------
Diversified Conservative Income Fund
------------------------------------
  Class A
  1999               3.95%         0.40%           3.67%             11%
  1999 #             4.02          0.45            3.69              63
  1998 #             4.37          1.01            3.48              52
  1997(1)#           4.38          3.65+           0.85+             27
  Class D
  1999               2.95%         1.40%           2.67%             11%
  1999 #             2.98          1.45            2.65              63
  1998 #             3.35          2.27            2.20              52
  1997(2)#           3.37          N/A++           N/A++             27

-----------------------------
Diversified Conservative Fund
-----------------------------
  Class A
  1999               2.53%         0.45%           2.20%             12%
  1999 #             3.42          0.45            3.09              30
  1998 #             3.12          0.81            2.43              24
  1997(3)#           3.56          2.75+           0.93+             65
  Class D
  1999               1.52%         1.45%           1.19%             12%
  1999 #             2.41          1.46            2.07              30
  1998 #             2.13          1.91            1.34              24
  1997(4)#           2.60          3.72+           0.00+             65

---------------------------------------
Diversified Global Moderate Growth Fund
---------------------------------------
  Class A
  1999               1.89%         0.47%           1.54%             12%
  1999 #             2.76          0.49            2.39              34
  1998 #             2.66          0.86            1.92              30
  1997(6)#           2.03          N/A++           N/A++              3
  Class D
  1999               0.90%         1.47%           0.55%             12%
  1999 #             1.79          1.49            1.42              34
  1998 #             1.72          1.93            0.91              30
  1997(5)#           0.60          N/A++           N/A++              3

--------------------------------
Diversified Moderate Growth Fund
--------------------------------
  Class A
  1999               1.72%         0.39%           1.45%              7%
  1999 #             2.41          0.50            2.03              22
  1998 #             2.39          0.74            1.77              20
  1997(7)#           2.64          1.45+           1.31+             22
  Class D
  1999               0.72%         1.39%           0.45%              7%
  1999 #             1.40          1.48            1.04              22
  1998 #             1.37          1.80            0.69              20
  1997(8)#           1.63          2.57+           0.18+             22

 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------







                                       Net
                                     Realized                                     Net
              Net Asset      Net       and       Distributions  Distributions    Asset                             Ratio of
                Value    Investment Unrealized     from Net         from         Value               Net Assets    Expenses
              Beginning    Income    Gains on     Investment       Capital       End of     Total      End of     to Average
              of Period    (Loss)   Securities      Income          Gains        Period    Return   Period (000)  Net Assets
----------------------------------------------------------------------------------------------------------------------------
------------------------------
Diversified Global Growth Fund
------------------------------
  Class A
  1999         $13.22      $ 0.07     $0.48        $(0.20)         $   --        $13.57     4.21%*    $91,637        0.12%
  1999 #        13.64        0.29      0.27         (0.14)          (0.84)        13.22     4.63       78,798        0.12
  1998 #        10.91        0.22      3.04         (0.19)          (0.34)        13.64    30.38       57,012        0.12
  1997(1)#      10.19        0.15      0.68         (0.10)          (0.01)        10.91     8.10*      16,049        0.12
  Class D
  1999         $13.14      $(0.13)    $0.48        $(0.01)         $   --        $13.48     2.70%*    $22,743        1.12%
  1999 #        13.59        0.14      0.28         (0.03)          (0.84)        13.14     3.50       18,979        1.12
  1998 #        10.87        0.10      3.04         (0.08)          (0.34)        13.59    29.22       13,949        1.12
  1997(8)#      10.24        0.06      0.63         (0.05)          (0.01)        10.87     6.69*       6,882        1.12

-----------------------------
Diversified Global Stock Fund
-----------------------------
  Class A
  1999         $12.80      $ 0.02     $0.64        $(0.10)         $   --        $13.36     5.15%*    $54,106        0.12%
  1999 #        13.28        0.12      0.36         (0.03)          (0.93)        12.80     4.22       37,987        0.12
  1998 #        10.04        0.15      3.31         (0.09)          (0.13)        13.28    34.70       19,730        0.12
  1997(10)#     10.00        0.02      0.05         (0.03)             --         10.04     0.67*       4,807        0.12
  Class D
  1999         $12.59      $(0.04)    $0.61        $(0.05)         $   --        $13.11     4.58%*    $ 9,486        1.12%
  1999 #        13.16        0.03      0.33            --           (0.93)        12.59     3.23        6,264        1.12
  1998 #        10.01        0.01      3.31         (0.04)          (0.13)        13.16    33.38        2,910        1.12
  1997(5)#      10.00       (0.03)     0.06         (0.02)             --         10.01     0.31*          46        1.12

---------------------------
Diversified U.S. Stock Fund
---------------------------
  Class A
  1999         $15.70       $0.03     $0.15        $(0.08)         $    --       $15.80     1.14%*    $73,232        0.12%
  1999 #        16.03        0.09      1.25         (0.03)           (1.64)       15.70     9.33       60,766        0.12
  1998 #        11.38        0.08      5.53         (0.05)           (0.91)       16.03    50.40       25,357        0.12
  1997(9)#      10.27        0.07      1.09         (0.05)              --        11.38    11.33*       9,065        0.12
  Class D
  1999         $15.36      $(0.02)    $0.11        $(0.03)         $    --       $15.42     0.58%*    $37,377        1.12%
  1999 #        15.83        0.03      1.14            --            (1.64)       15.36     8.18       24,267        1.12
  1998 #        11.32       (0.11)     5.53            --            (0.91)       15.83    48.86       13,794        1.12
  1997(4)#      10.36       (0.03)     1.01         (0.02)              --        11.32     9.43*       5,885        1.12































--------------------------------------------------------------------------------








                                     Ratio            Ratio of
                                  of Expenses      Net Investment
                   Ratio of Net    to Average        Income/Loss
                    Investment     Net Assets       to Average Net
                   Income/Loss     (Excluding     Assets (Excluding   Portfolio
                    to Average     Waivers and       Waivers and       Turnover
                    Net Assets   Reimbursement)     Reimbursement)       Rate
--------------------------------------------------------------------------------
------------------------------
Diversified Global Growth Fund
------------------------------
  Class A
  1999                 1.06%         0.46%              0.72%             10%
  1999 #               1.66          0.50               1.28              18
  1998 #               1.76          0.72               1.16              15
  1997(1)#             1.74          1.53+              0.33+             13
  Class D
  1999                 0.05%         1.46%             (0.29)%            10%
  1999 #               0.49          1.50               0.11              18
  1998 #               0.72          1.76               0.08              15
  1997(8)#             0.71          2.56+             (0.73)+            13

-----------------------------
Diversified Global Stock Fund
-----------------------------
  Class A
  1999                 0.25%         0.38%             (0.01)%             7%
  1999 #               0.58          0.50               0.20              30
  1998 #               0.85          1.13              (0.16)             10
  1997(10)#            0.65          2.13+             (1.36)+            --
  Class D
  1999                (0.79)%        1.38%             (1.05)%             7%
  1999 #              (0.56)         1.50              (0.94)             30
  1998 #              (0.07)         2.52              (1.47)             10
  1997(5)#            (1.06)          N/A++              N/A++            --

---------------------------
Diversified U.S. Stock Fund
---------------------------
  Class A
  1999                 0.40%         0.43%              0.09%              6%
  1999 #               0.48          0.49               0.11              30
  1998 #               0.57          0.80              (0.11)             21
  1997(9)#             0.72          1.84+             (1.00)+            28
  Class D
  1999                (0.66)%        1.43%             (0.97)%             6%
  1999 #              (0.53)         1.50              (0.91)             30
  1998 #              (0.42)         1.82              (1.12)             21
  1997(4)#            (0.39)         2.75+             (2.02)+            28

 + Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations.
 ++ Ratio is not meaningful due to low level of assets and because SEI Investments will bear all expenses exceeding specific limitations.
  #  Per share calculations were performed using average shares for the period.
  *  Total return has not been annualized.
 (1) Commenced operations 6/13/96. All ratios for that period have been annualized.
 (2) Commenced operations 6/21/96. All ratios for that period have been annualized.
 (3) Commenced operations 6/26/96. All ratios for that period have been annualized.
 (4) Commenced operations 7/1/96. All ratios for that period have been annualized.
 (5) Commenced operations 12/5/96. All ratios for that period have been annualized.
 (6) Commenced operations 12/13/96. All ratios for that period have been annualized.
 (7) Commenced operations 6/10/96. All ratios for that period have been annualized.
 (8) Commenced operations 5/30/96. All ratios for that period have been annualized.
 (9) Commenced operations 5/13/96. All ratios for that period have been annualized.
(10) Commenced operations 12/9/96. All ratios for that period have been annualized.

Amounts designated as "--" are zero or have been rounded to zero.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- September 30, 1999 (Unaudited)

1. Organization

SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Investments Fund Management (the "Manager"). Each Fund and class of shares commenced operations upon the purchase of fund shares other than the initial shares purchased by the Manager. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.
     Security Valuation -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective net asset values.
     Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is required in the accompanying financial statements.
     Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     Classes -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
     Distributions -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises. These reclassifications have no effect on net assets or net asset value per share.
     Uses of Estimates in the Preparation of Financial Statements -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Advisory, Management, Distribution and Shareholder Servicing Agreements
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMCO" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing. For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Adviser at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4. Organizational Costs and Transactions with Affiliates
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.

     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Asset Allocation Trust -- September 30, 1999 (Unaudited)


5.   Investment Transactions

The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 1999 were as follows:

                                                                          Total
                                                                          (000)
                                                                         -------
Diversified Conservative Income Fund
Purchases ...................................................            $ 8,505
Sales .......................................................              2,707

Diversified Conservative Fund
Purchases ...................................................            $12,884
Sales .......................................................              6,994

Diversified Global Moderate Growth Fund
Purchases ...................................................            $10,579
Sales .......................................................              4,252

Diversified Moderate Growth Fund
Purchases ...................................................            $82,375
Sales .......................................................             12,132

Diversified Global Growth Fund
Purchases ...................................................            $18,086
Sales .......................................................             10,220

Diversified Global Stock Fund
Purchases ...................................................            $18,013
Sales .......................................................              4,008

Diversified U.S. Stock Fund
Purchases ...................................................            $32,404
Sales .......................................................              6,082

At September 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at September 30, 1999 for each Fund is as follows:

                                                                       Net
                                                                   Unrealized
                           Appreciated        Depreciated         Appreciation/
                           Securities         Securities          Depreciation
                              (000)              (000)                (000)
                           -----------        -----------        -------------
Diversified
   Conservative
   Income                    $  454             $  (817)             $ (363)
Diversified
   Conservative               2,974              (1,513)             $1,461
Diversified
   Global
   Moderate
   Growth                     1,876                (878)                998
Diversified
   Moderate
   Growth                     7,989              (3,067)              4,922
Diversified
   Global
   Growth                     9,258              (1,453)              7,805
Diversified
   Global Stock               5,050                (882)              4,168
Diversified
   U.S. Stock                 8,603              (2,252)              6,351

                                     NOTES

                                     NOTES

--------------------------
SEI ASSET ALLOCATION TRUST
--------------------------
SEMI-ANNUAL REPORT
--------------------------
September 30, 1999

Robert A. Nesher
Chairman

Trustees
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

Officers
Edward D. Loughlin
President and Chief Executive Officer

Mark Nagle
Controller and Chief Financial Officer

Todd Cipperman
Vice President, Assistant Secretary

Lydia A. Gavalis
Vice President, Assistant Secretary

Kathy Heilig,
Vice President and Assistant Secretary

Lynda J. Striegel
Vice President, Assistant Secretary

Kevin P. Robins
Vice President, Assistant Secretary

Cynthia M. Parrish
Vice President, Assistant Secretary

James R. Foggo
Vice President, Assistant Secretary

Richard W. Grant
Secretary

John H. Grady, Jr.
Assistant Secretary

Investment Adviser
SEI Investments Management Corporation

Manager and Shareholder Servicing Agent
SEI Fund Management

Distributor
SEI Investments Distribution Co.

Legal Counsel
Morgan, Lewis & Bockius LLP

Independent Public Accountants
PricewaterhouseCoopers LLP


This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal. SEI Investments Distribution Co., the Distributor of the SEI Funds, is not affiliated with any bank.

For more information call 1[BULLET] 800 [BULLET] DIAL [BULLET] SEI / 1[BULLET] 800 [BULLET] 342 [BULLET] 5734

SEI Investments Distribution Co.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734


SEI-F-118-04